SCHEDULE OF PRO FORMA CONSOLIDATED FINANCIAL INFORMATION (Details) - Celnet Technology Limited [Member] - USD ($)	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Business Combination [Line Items]
Revenue	$ 1,500,252	$ 1,148,208
Net income	40,439	133,303
Net income attributable to Youxin Technology Ltd’s shareholders	$ 20,624	$ 67,985